Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2020 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2020 Fund - Class A
Expense Example:
1 year	$ 653
3 years	819
5 years	999
10 years	1,519
Fidelity Advisor Freedom 2020 Fund - Class C
Expense Example:
1 year	259
3 years	493
5 years	850
10 years	1,655
Fidelity Advisor Freedom 2020 Fund - Class M
Expense Example:
1 year	454
3 years	675
5 years	914
10 years	1,599
Fidelity Advisor Freedom 2020 Fund - Class I
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	701
Fidelity Advisor Freedom 2020 Fund - Class Z
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	$ 616